Asset Retirement Obligations	12 Months Ended
Mar. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 19: ASSET RETIREMENT OBLIGATIONS

In conjunction with the approval permitting the Company to resume drilling in the existing fields, the Company has recorded an asset retirement obligation based upon the plan submitted in connection with the permit. The following table summarizes activity in the Company’s ARO for the years ended March 31, 2020 and 2019:

	2020	2019
Balance, beginning of year	$-	$-
Accretion expense	-	-
ARO liability acquired in Banner Midstream acquisition	295	-
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of year	$295	$-